Share-based compensation	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
15.	Share-based compensation:

In December 2005, the Company’s Board of Directors adopted the Seaspan Corporation Stock Incentive Plan (the “Plan”), under which our officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company’s Board of Directors. In December 2015, the Plan, which is administered by the Company’s Board of Directors, was amended to increase the total shares of common stock reserved for issuance under the Plan to 3,000,000. The Plan was also amended to an indefinite term from the date of its adoption. In December 2017, the Plan was further amended to increase the total shares of common stock reserved for issuance under the Plan to 5,000,000. At December 31, 2017, there are 2,952,896 (2016 – 1,253,635) remaining shares left for issuance under this Plan.

A summary of the Company’s outstanding restricted shares, phantom share units, SARs and restricted stock units as of December 31, 2017 is presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units
	Number	W.A. grant	Number	W.A. grant	Number of	W.A. grant	Number	W.A. grant
	of shares	date FV	of units	date FV	SARs	date FV	of units	date FV
December 31, 2014	43,936	$22.57	707,000	$14.77	5,879,416	$2.30	35,076	$23.03
Granted	51,368	18.39	100,000	18.24	—	—	38,142	20.21
Vested	(45,924)	22.39	—	—	—	—	(35,195)	22.01
Exchanged	—	—	(110,000)	16.21	—	—	—	—
Cancelled	(4,433)	18.39	(49,999)	19.66	(2,605)	3.65	(5,195)	21.86
December 31, 2015	44,947	18.39	647,001	14.73	5,876,811	2.30	32,828	21.03
Granted	56,861	15.48	60,000	18.84	—	—	528,232	16.57
Vested	(44,947)	18.39	—	—	—	—	(37,374)	18.56
Exchanged	—	—	(70,000)	19.91	—	—	—	—
Expired	—	—	—	—	(3,438,614)	2.26	—	—
Cancelled	—	—	—	—	—	—	(299)	20.21
December 31, 2016	56,861	15.48	637,001	14.55	2,438,197	2.29	523,387	16.71
Granted	107,270	8.97	90,000	6.85	—	—	88,293	5.93
Vested	(56,861)	15.48	—	—	—	—	(537,216)	16.16
Expired	—	—	—	—	(1,929,260)	2.00	—	—
Cancelled	(12,737)	9.53	—	—	(22,963)	3.40	(3,280)	9.16
December 31, 2017	94,533	$8.89	727,001	$13.60	485,974	$3.40	71,184	$7.80

At December 31, 2017, there was $4,178,000 (2016 – $14,527,000) of total unamortized compensation costs relating to unvested share-based compensation awards which are expected to be recognized over a weighted average period of 19 months.

In July 2017, the chief executive officer’s (the “CEO”) employment agreement was amended in connection with his announced retirement to provide, among other things, that (i) the CEO will continue with the Company until December 31, 2017, (ii) any remaining transaction fees for transactions entered in to prior to April 9, 2017 will be paid solely in Class A common shares, (iii) upon the CEO’s retirement on December 31, 2017, the unvested portion of restricted stock units granted in May 2016 fully vested and the Company agreed to issue to the CEO 200,000 Class A common shares in exchange for the cancellation of his outstanding performance stock units granted in May 2016. Gerry Wang retired as CEO and Director of the Company effective November 3, 2017, but remained an employee until December 31, 2017.

During the year ended December 31, 2017, the Company amortized $10,400,000 (2016 – $6,228,000; 2015 – $3,928,000) in compensation cost related to the above share-based compensation awards.

In July 2017, 1,000,000 fully vested Class A common shares were granted to the Company’s chairman of the board (the “Chairman”). In addition, in August 2017, the Chairman purchased 1,000,000 Class A common shares for $6.00 per share. As a result of these transactions, the Company recognized $6,920,000 in share-based compensation expense for the year ended December 31, 2017.

(a)	Restricted shares and phantom share units:

Class A common shares are issued on a one for one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.  During 2017, the total fair value of restricted shares vested was $880,000 (2016 – $827,000; 2015 – $1,028,000) and the total fair value of shares cancelled was $121,000 (2016 – nil; 2015 – $82,000).

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At December 31, 2017, 587,001 (2016 – 537,001) of the outstanding phantom share units were vested and available for exchange by the holder.

(b)	Restricted stock units:

Under the Company’s Cash and Share Bonus Plan, the Company grants restricted stock units to eligible participants. The restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant. The restricted stock units are valued at the market price of the underlying securities on the grant date and the compensation expense, based on the estimated number of awards expected to vest, is recognized over the three-year vesting period. Upon vesting of the restricted stock units, the participant will receive Class A common shares.

In May 2016, 479,714 restricted stock units were granted to the Company’s chief executive officer. In December 2017, the unvested portion of restricted stock units granted in May 2016 fully vested.

(c)	Performance stock units:

In May 2016, 786,147 performance stock units were granted to the Company’s chief executive officer.  The weighted average grant date fair value was $10.23 per unit. Upon the CEO’s retirement the Company agreed to issue him 200,000 Class A common shares in exchange for the cancellation of his outstanding performance stock units granted in May 2016. These shares were issued in January 2018.

(d)	Other share-based awards:

During 2017, the Company incurred $2,262,000 (2016 – $6,317,000; 2015 – $9,506,000) in transaction fees that were capitalized to vessels of which $2,231,000 (2016 – $3,159,000; 2015 – $4,753,000) were paid in Class A common shares.

During 2017, the Company incurred $1,872,000 (2016 – $7,598,000; 2015 – $8,627,000) in arrangement fees that were primarily capitalized to deferred financing fees all of which (2016 – $3,799,000; 2015 – $4,314,000) were paid in Class A common shares. In April 2017, the agreement governing the arrangement fees was terminated. Pursuant to the termination of the agreement, the Company will pay arrangement fees for any financings in process as at April 10, 2017 and completed prior to December 31, 2017. The Company paid a termination fee of $6,250,000 with 945,537 of its common shares which is included in Other expenses.

The Company amortized nil (2016 – $600,000; 2015 – $600,000) in share-based compensation expenses related to the accrued portion of performance based bonuses that may be settled in stock-based awards in future periods. The number of shares issued under each of these arrangements is based on volume weighted average share prices as defined in the underlying agreements.